Consolidated Statements of Loss and Comprehensive Loss - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023		Dec. 31, 2022
Statement of comprehensive income [abstract]
Gross revenue	$ 957,725		$ 729,694
Excise taxes	48,719		17,497
Net revenue	909,006	[1]	712,197
Cost of sales	689,338		558,089
Inventory impairment and obsolescence	30,644		7,012
Gross profit before fair value adjustments	189,024		147,096
Change in fair value of biological assets	(7,936)		(1,309)
Change in fair value realized through inventory	9,327		(5,412)
Gross profit	190,415		140,375
Interest and fee revenue	14,517		16,739
Investment loss	(9,258)		(65,164)
Share of profit (loss) of equity-accounted investees	6,758		(43,002)
General and administrative	199,725		140,168
Sales and marketing	15,045		8,417
Research and development	324		2,448
Depreciation and amortization	60,216		40,945
Share-based compensation	15,400		9,671
Restructuring costs (recovery)	19,573		(670)
Asset impairment	54,967		196,033
Gain on cancellation of contracts	0		(290)
Operating loss	(162,818)		(347,774)
Transaction costs	(3,718)		(1,352)
Finance costs, net	(11,362)		(41,314)
Change in estimate of fair value of derivative warrants	6,602		10,783
Foreign exchange loss	(367)		(19)
Loss on disposition of assets	(353)		(94)
Loss before income tax	(172,016)		(379,770)
Income tax recovery	0		7,342
Net loss from continuing operations	(172,016)		(372,428)
Net loss from discontinued operations	(4,535)
Net loss	(176,551)		(372,428)
Equity-accounted investees - share of other comprehensive income, net of tax	(12,771)		24,581
Comprehensive loss	(189,322)		(347,847)
Net loss from continuing operations attributable to:
Owners of the company	(172,660)		(335,114)
Non-controlling interest	(3,891)		(37,314)
Net loss from continuing operations	(172,016)		(372,428)
Net income (loss) attributable to:
Owners of the company	(168,125)		(335,114)
Non-controlling interest	(3,891)		(37,314)
Net loss	(176,551)		(372,428)
Comprehensive income (loss) attributable to:
Owners of the company	(185,431)		(310,533)
Non-controlling interest	(3,891)		(37,314)
Comprehensive loss	$ (189,322)		$ (347,847)
Net loss per common share attributable to owners of the company
Basic net loss per common share attributable to owners of the Company	$ (0.67)		$ (1.46)
Diluted net loss per common share attributable to owners of the Company	$ (0.67)		$ (1.46)

[1]	The Company has eliminated $46.9 million of cannabis operations revenue and equal cost of sales associated with sales to provincial boards that are expected to be subsequently repurchased by the Company’s licensed retailer subsidiaries for resale, at which point the full retail sales revenue will be recognized. The elimination was recorded in the Corporate segment.